Gain on time charter agreement termination	12 Months Ended
Dec. 31, 2014
Gain On Time Charter Agreement Termination [Abstract]
Gain on time charter agreement termination
8.      Gain on time charter agreement termination:
For the year ended December 31, 2012
The vessel Star Sigma, which was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720. The total gain of $6,454 is reflected under "Gain on time charter agreement termination" in the accompanying consolidated statements of operations for the year ended December 31, 2012.